Portfolio of Investments
Columbia Acorn® Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 2.8%
Entertainment 2.8%
Roblox Corp., Class A(a)	482,393	22,305,852
Take-Two Interactive Software, Inc.(a)	211,000	32,439,140
Zynga, Inc., Class A(a)	4,911,183	45,379,331
Total		100,124,323
Total Communication Services		100,124,323
Consumer Discretionary 16.8%
Auto Components 0.9%
Dorman Products, Inc.(a)	113,979	10,831,424
Visteon Corp.(a)	212,742	23,216,535
Total		34,047,959
Diversified Consumer Services 3.4%
Bright Horizons Family Solutions, Inc.(a)	371,928	49,351,126
Chegg, Inc.(a)	1,965,290	71,300,721
Total		120,651,847
Hotels, Restaurants & Leisure 5.6%
Churchill Downs, Inc.	227,000	50,344,060
DraftKings, Inc., Class A(a)	433,250	8,435,378
Planet Fitness, Inc., Class A(a)	979,992	82,789,724
Wendy’s Co. (The)	646,638	14,206,637
Wingstop, Inc.	394,683	46,316,050
Total		202,091,849
Household Durables 1.5%
Skyline Champion Corp.(a)	1,013,714	55,632,624
Internet & Direct Marketing Retail 1.4%
Etsy, Inc.(a)	396,165	49,235,386
Leisure Products 0.4%
Brunswick Corp.	164,612	13,315,465
Specialty Retail 3.6%
Five Below, Inc.(a)	382,265	60,539,308
Floor & Decor Holdings, Inc.(a)	479,337	38,826,297
Vroom, Inc.(a)	1,565,655	4,164,642
Williams-Sonoma, Inc.	186,700	27,071,500
Total		130,601,747
Total Consumer Discretionary		605,576,877
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 3.4%
Food & Staples Retailing 1.6%
BJ’s Wholesale Club Holdings, Inc.(a)	824,000	55,710,640
Household Products 1.8%
Church & Dwight Co., Inc.	238,711	23,723,099
WD-40 Co.	231,394	42,398,323
Total		66,121,422
Total Consumer Staples		121,832,062
Energy 1.1%
Oil, Gas & Consumable Fuels 1.1%
Devon Energy Corp.	669,600	39,593,448
Total Energy		39,593,448
Financials 5.1%
Banks 1.3%
Lakeland Financial Corp.	619,920	45,254,160
Capital Markets 3.8%
Ares Management Corp., Class A	965,986	78,467,043
GCM Grosvenor, Inc., Class A(b)	2,226,000	21,614,460
Houlihan Lokey, Inc., Class A	176,459	15,493,100
Open Lending Corp., Class A(a)	1,233,417	23,323,915
Total		138,898,518
Total Financials		184,152,678
Health Care 20.4%
Biotechnology 3.0%
Argenx SE, ADR(a)	95,205	30,019,088
Insmed, Inc.(a)	842,546	19,799,831
Intellia Therapeutics, Inc.(a)	183,000	13,298,610
Iovance Biotherapeutics, Inc.(a)	650,700	10,834,155
Mirati Therapeutics, Inc.(a)	187,230	15,394,051
Natera, Inc.(a)	464,970	18,914,980
Total		108,260,715
Columbia Acorn® Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.3%
Axonics, Inc.(a)	229,986	14,397,124
Globus Medical, Inc., Class A(a)	433,100	31,954,118
Insulet Corp.(a)	192,303	51,227,596
Tandem Diabetes Care, Inc.(a)	167,397	19,466,597
Total		117,045,435
Health Care Providers & Services 4.4%
Amedisys, Inc.(a)	483,321	83,271,375
Chemed Corp.	111,357	56,407,888
P3 Health Partners, Inc.(a),(b)	2,500,000	19,550,000
Total		159,229,263
Health Care Technology 2.1%
Doximity, Inc., Class A(a)	1,053,521	54,877,909
Inspire Medical Systems, Inc.(a)	82,250	21,112,752
Total		75,990,661
Life Sciences Tools & Services 6.5%
10X Genomics, Inc., Class A(a)	619,098	47,094,785
Bio-Techne Corp.	223,316	96,704,761
Codexis, Inc.(a)	687,673	14,179,817
Repligen Corp.(a)	414,498	77,962,929
Total		235,942,292
Pharmaceuticals 1.1%
Catalent, Inc.(a)	341,314	37,851,723
Total Health Care		734,320,089
Industrials 16.5%
Air Freight & Logistics 0.6%
GXO Logistics, Inc.(a)	334,066	23,832,269
Commercial Services & Supplies 1.3%
Rollins, Inc.	1,320,165	46,271,783
Electrical Equipment 4.0%
AMETEK, Inc.	343,667	45,769,571
Atkor, Inc.(a)	257,702	25,368,185
Generac Holdings, Inc.(a)	177,266	52,694,091
Shoals Technologies Group, Inc., Class A(a)	1,267,675	21,601,182
Total		145,433,029
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.7%
IDEX Corp.	93,235	17,875,947
Ingersoll Rand, Inc.	1,277,033	64,298,612
Kornit Digital Ltd.(a)	539,563	44,616,464
Middleby Corp. (The)(a)	101,561	16,649,910
SPX Corp.(a)	1,233,872	60,965,616
Total		204,406,549
Professional Services 3.0%
CoStar Group, Inc.(a)	1,144,470	76,233,147
ICF International, Inc.	330,012	31,067,329
Total		107,300,476
Trading Companies & Distributors 1.9%
SiteOne Landscape Supply, Inc.(a)	430,151	69,551,115
Total Industrials		596,795,221
Information Technology 28.1%
Electronic Equipment, Instruments & Components 1.4%
CDW Corp.	287,313	51,397,423
IT Services 5.5%
DigitalOcean Holdings, Inc.(a)	383,250	22,171,012
Endava PLC, ADR(a)	474,186	63,080,964
MongoDB, Inc.(a)	166,250	73,746,837
VeriSign, Inc.(a)	185,562	41,280,123
Total		200,278,936
Semiconductors & Semiconductor Equipment 3.8%
Enphase Energy, Inc.(a)	304,253	61,392,170
Marvell Technology, Inc.	213,357	15,299,831
Teradyne, Inc.	510,845	60,397,204
Total		137,089,205
Software 17.4%
Avalara, Inc.(a)	496,000	49,356,960
Bill.com Holdings, Inc.(a)	387,695	87,925,349
Cadence Design Systems, Inc.(a)	244,059	40,137,943
Crowdstrike Holdings, Inc., Class A(a)	185,285	42,074,518
DocuSign, Inc.(a)	130,620	13,992,014
Five9, Inc.(a)	419,315	46,292,376
HubSpot, Inc.(a)	155,743	73,968,581
Paycom Software, Inc.(a)	115,061	39,854,829
Trade Desk, Inc. (The), Class A(a)	1,262,368	87,418,984

2	Columbia Acorn® Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Voyager Digital Ltd.(a),(c)	1,953,276	10,483,928
Workiva, Inc., Class A(a)	417,759	49,295,562
Zendesk, Inc.(a)	300,615	36,160,978
Zscaler, Inc.(a)	202,044	48,749,176
Total		625,711,198
Total Information Technology		1,014,476,762
Materials 2.7%
Chemicals 2.7%
Albemarle Corp.	234,680	51,899,482
Avient Corp.	958,000	45,984,000
Total		97,883,482
Total Materials		97,883,482
Real Estate 2.4%
Real Estate Management & Development 2.4%
Colliers International Group, Inc.	419,917	54,757,177
FirstService Corp.	209,311	30,324,978
Total		85,082,155
Total Real Estate		85,082,155
Total Common Stocks (Cost $3,385,811,818)		3,579,837,097

Securities Lending Collateral 0.1%
Issuer	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.194%(d),(e)	2,002,007	2,002,007
Total Securities Lending Collateral (Cost $2,002,007)		2,002,007

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(d)	37,998,947	37,983,748
Total Money Market Funds (Cost $37,983,522)		37,983,748
Total Investments in Securities (Cost: $3,425,797,347)		3,619,822,852
Obligation to Return Collateral for Securities Loaned		(2,002,007)
Other Assets & Liabilities, Net		(13,832,037)
Net Assets		3,603,988,808

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	81,660,901	245,653,508	(289,330,209)	(452)	37,983,748	1,295	18,307	37,998,947
GCM Grosvenor, Inc., Class A
	23,373,000	—	—	(1,758,540)	21,614,460	—	222,600	2,226,000
P3 Health Partners, Inc.‡
	—	25,000,000	—	(5,450,000)	19,550,000	—	—	2,500,000
Total	105,033,901			(7,208,992)	79,148,208	1,295	240,907

‡	Issuer was not an affiliate at the beginning of period.

(c)	All or a portion of this security was on loan at March 31, 2022. The total market value of securities on loan at March 31, 2022 was $1,991,657.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(e)	Investment made with cash collateral received from securities lending activity.
Columbia Acorn® Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2022 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Acorn® Fund | First Quarter Report 2022

Portfolio of Investments
Columbia Acorn International®, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.0%
Issuer	Shares	Value ($)
Australia 5.9%
Bapcor Ltd.	6,840,100	32,604,128
carsales.com Ltd.	973,046	15,064,029
IDP Education Ltd.	1,459,389	34,155,671
Johns Lyng Group Ltd.	2,570,021	16,636,471
Pro Medicus Ltd.	284,776	10,316,522
Total		108,776,821
Austria 1.1%
S&T AG(a)	1,130,860	21,131,354
Brazil 3.5%
Hapvida Participacoes e Investimentos SA	9,049,064	22,655,683
TOTVS SA	5,392,344	41,407,693
Total		64,063,376
Canada 2.4%
Altus Group Ltd.	456,750	18,450,486
Osisko Gold Royalties Ltd.	1,995,675	26,323,786
Total		44,774,272
China 2.1%
Shenzhou International Group Holdings Ltd.	950,500	12,548,521
Silergy Corp.	228,000	26,733,185
Total		39,281,706
Denmark 2.8%
ALK-Abello A/S(b)	1,506,440	33,209,405
SimCorp AS	257,019	18,847,341
Total		52,056,746
Finland 0.9%
Valmet OYJ(a)	527,201	16,363,504
France 0.6%
Robertet SA	11,937	11,633,875
Germany 6.7%
Eckert & Ziegler Strahlen- und Medizintechnik AG	257,068	16,391,281
Hypoport SE(b)	85,481	32,267,851
Jenoptik AG	944,806	28,426,247
Nemetschek SE	378,062	36,306,752
Secunet Security Networks AG	22,684	10,487,935
Total		123,880,066
Common Stocks (continued)
Issuer	Shares	Value ($)
Greece 0.3%
JUMBO SA	387,931	5,779,883
India 0.6%
Balkrishna Industries Ltd.	185,496	5,201,893
ICICI Prudential Life Insurance Co., Ltd.	876,752	5,763,205
Total		10,965,098
Italy 4.5%
Amplifon SpA	960,256	42,736,070
Carel Industries SpA	284,125	7,252,518
GVS SpA	1,127,028	10,194,879
Nexi SpA(b)	2,088,223	24,097,508
Total		84,280,975
Japan 16.2%
Aruhi Corp.	1,601,600	13,035,404
CyberAgent, Inc.	1,847,900	22,867,035
Daifuku Co., Ltd.	401,200	28,626,213
Daiseki Co., Ltd.	880,119	33,104,124
Disco Corp.	62,300	17,421,413
Fuso Chemical Co., Ltd.	494,400	18,166,016
Giken Ltd.	59,900	1,816,309
Hikari Tsushin, Inc.	401,128	45,602,692
Hoshizaki Corp.	218,100	14,961,636
NSD Co., Ltd.	555,300	9,924,827
Obic Co., Ltd.	131,400	19,680,687
Seiren Co., Ltd.	327,700	5,947,164
Sekisui Chemical Co., Ltd.	1,992,300	28,547,476
Simplex Holdings, Inc.	1,053,200	16,428,547
Solasto Corp.	1,944,000	15,636,487
Valqua Ltd.	367,600	7,960,064
Total		299,726,094
Malta 0.6%
Kindred Group PLC	1,050,876	11,465,667
Mexico 1.3%
Corporación Inmobiliaria Vesta SAB de CV	12,347,824	23,584,406
Columbia Acorn International® | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 4.4%
Argenx SE, ADR(b)	92,665	29,218,201
BE Semiconductor Industries NV	141,617	12,071,906
IMCD NV	233,202	39,782,502
Total		81,072,609
New Zealand 1.5%
Fisher & Paykel Healthcare Corp., Ltd.	1,626,544	27,293,717
Singapore 0.5%
Mapletree Logistics Trust	7,216,544	9,806,731
South Korea 2.7%
Koh Young Technology, Inc.	1,138,345	17,670,798
Korea Investment Holdings Co., Ltd.	498,995	32,057,397
Total		49,728,195
Spain 1.9%
Befesa SA	274,625	21,583,835
Vidrala SA	186,448	13,082,736
Total		34,666,571
Sweden 8.7%
AddTech AB, B Shares	1,996,485	38,329,156
Dometic Group AB	2,125,342	18,288,693
Hexagon AB, Class B	3,780,063	52,961,710
Munters Group AB	3,087,087	19,124,317
Sectra AB, Class B(b)	1,290,353	19,710,379
Sweco AB, Class B	823,197	11,968,178
Total		160,382,433
Switzerland 3.4%
Belimo Holding AG, Registered Shares	65,213	34,538,103
Inficon Holding AG	18,222	20,887,308
Montana Aerospace AG(b),(c)	391,115	6,879,836
Total		62,305,247
Taiwan 5.7%
Parade Technologies Ltd.	743,000	46,435,985
Sinbon Electronics Co., Ltd.	2,351,000	21,206,382
Universal Vision Biotechnology Co., Ltd.	1,091,000	10,590,688
Voltronic Power Technology Corp.	544,408	27,473,825
Total		105,706,880
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 15.7%
Abcam PLC(b)	808,940	14,621,658
Auto Trader Group PLC	2,652,622	21,898,148
Dechra Pharmaceuticals PLC	832,134	44,179,750
Diploma PLC	807,269	27,714,180
Genus PLC	421,429	15,622,880
Halma PLC	452,900	14,817,581
Intermediate Capital Group PLC	1,911,609	44,381,978
Rentokil Initial PLC	5,597,778	38,560,181
Rightmove PLC	4,706,536	38,897,837
Safestore Holdings PLC	575,692	10,133,854
Spirax-Sarco Engineering PLC	121,247	19,821,554
Total		290,649,601
United States 1.9%
Inter Parfums, Inc.	400,220	35,239,371
Vietnam 1.1%
Asia Commercial Bank JSC(b)	7,808,532	11,253,700
FPT Corp.	2,095,200	9,790,961
Total		21,044,661
Total Common Stocks (Cost $1,322,819,869)		1,795,659,859

Securities Lending Collateral 1.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.194%(d),(e)	17,603,602	17,603,602
Total Securities Lending Collateral (Cost $17,603,602)		17,603,602

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(d),(f)	44,961,277	44,943,292
Total Money Market Funds (Cost $44,943,292)		44,943,292
Total Investments in Securities (Cost $1,385,366,763)		1,858,206,753
Obligation to Return Collateral for Securities Loaned		(17,603,602)
Other Assets & Liabilities, Net		10,945,768
Net Assets		$1,851,548,919

At March 31, 2022, securities and/or cash totaling $2,381,002 were pledged as collateral.
6	Columbia Acorn International® | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2022 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	102	06/2022	USD	10,936,440	—	(19,821)
MSCI Emerging Markets Index	375	06/2022	USD	21,103,125	212,609	—
Total					212,609	(19,821)
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at March 31, 2022. The total market value of securities on loan at March 31, 2022 was $16,675,927.
(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $6,879,836, which represents 0.37% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(e)	Investment made with cash collateral received from securities lending activity.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	22,664,312	110,429,529	(88,150,549)	—	44,943,292	(915)	8,383	44,961,277
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Acorn International® | First Quarter Report 2022	7

Portfolio of Investments
Columbia Acorn USA®, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Consumer Discretionary 19.4%
Auto Components 2.3%
Dorman Products, Inc.(a)	37,320	3,546,520
Visteon Corp.(a)	14,530	1,585,659
Total		5,132,179
Diversified Consumer Services 3.5%
Bright Horizons Family Solutions, Inc.(a)	22,625	3,002,111
Chegg, Inc.(a)	130,704	4,741,941
Total		7,744,052
Hotels, Restaurants & Leisure 8.1%
Churchill Downs, Inc.	20,741	4,599,939
First Watch Restaurant Group, Inc.(a)	14,456	188,651
Planet Fitness, Inc., Class A(a)	85,292	7,205,468
Wendy’s Co. (The)	126,471	2,778,568
Wingstop, Inc.	27,399	3,215,272
Total		17,987,898
Household Durables 2.3%
Skyline Champion Corp.(a)	91,970	5,047,314
Leisure Products 1.2%
Brunswick Corp.	31,210	2,524,577
Specialty Retail 2.0%
Five Below, Inc.(a)	26,340	4,171,466
Vroom, Inc.(a)	109,388	290,972
Total		4,462,438
Total Consumer Discretionary		42,898,458
Consumer Staples 5.6%
Food & Staples Retailing 2.9%
BJ’s Wholesale Club Holdings, Inc.(a)	95,799	6,476,971
Household Products 2.7%
Church & Dwight Co., Inc.	26,034	2,587,259
WD-40 Co.	17,745	3,251,416
Total		5,838,675
Total Consumer Staples		12,315,646
Financials 8.3%
Banks 2.3%
Lakeland Financial Corp.	71,141	5,193,293
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 6.0%
Ares Management Corp., Class A	59,417	4,826,443
GCM Grosvenor, Inc., Class A	492,480	4,781,981
Houlihan Lokey, Inc., Class A	13,029	1,143,946
Open Lending Corp., Class A(a)	133,304	2,520,778
Total		13,273,148
Total Financials		18,466,441
Health Care 25.4%
Biotechnology 3.2%
Insmed, Inc.(a)	140,494	3,301,609
Intellia Therapeutics, Inc.(a)	14,185	1,030,824
Iovance Biotherapeutics, Inc.(a)	43,100	717,615
Mirati Therapeutics, Inc.(a)	16,049	1,319,549
Natera, Inc.(a)	20,515	834,550
Total		7,204,147
Health Care Equipment & Supplies 3.2%
Globus Medical, Inc., Class A(a)	34,005	2,508,889
Insulet Corp.(a)	12,254	3,264,343
Tandem Diabetes Care, Inc.(a)	11,434	1,329,660
Total		7,102,892
Health Care Providers & Services 7.9%
Amedisys, Inc.(a)	38,777	6,680,889
Chemed Corp.	13,887	7,034,460
P3 Health Partners, Inc.(a),(b)	484,027	3,785,091
Total		17,500,440
Health Care Technology 2.4%
Doximity, Inc., Class A(a)	74,307	3,870,652
Inspire Medical Systems, Inc.(a)	5,587	1,434,127
Total		5,304,779
Life Sciences Tools & Services 8.3%
10X Genomics, Inc., Class A(a)	34,412	2,617,721
Bio-Techne Corp.	13,443	5,821,357
Codexis, Inc.(a)	139,525	2,877,005
DNA Script(a),(c),(d),(e)	1,139	603,536
Repligen Corp.(a)	33,935	6,382,834
Total		18,302,453
8	Columbia Acorn USA® | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.4%
Catalent, Inc.(a)	8,404	932,004
Total Health Care		56,346,715
Industrials 16.9%
Air Freight & Logistics 0.4%
GXO Logistics, Inc.(a)	11,943	852,014
Commercial Services & Supplies 1.2%
Rollins, Inc.	78,567	2,753,773
Electrical Equipment 4.7%
Atkor, Inc.(a)	48,782	4,802,100
Generac Holdings, Inc.(a)	7,505	2,230,936
Shoals Technologies Group, Inc., Class A(a)	194,351	3,311,741
Total		10,344,777
Machinery 5.6%
Ingersoll Rand, Inc.	78,963	3,975,787
Kornit Digital Ltd.(a)	33,162	2,742,166
Middleby Corp. (The)(a)	13,744	2,253,191
SPX Corp.(a)	68,525	3,385,820
Total		12,356,964
Professional Services 2.9%
CoStar Group, Inc.(a)	43,212	2,878,352
ICF International, Inc.	37,423	3,523,001
Total		6,401,353
Trading Companies & Distributors 2.1%
SiteOne Landscape Supply, Inc.(a)	29,213	4,723,450
Total Industrials		37,432,331
Information Technology 19.0%
Electronic Equipment, Instruments & Components 1.5%
Badger Meter, Inc.	33,421	3,332,408
IT Services 5.1%
DigitalOcean Holdings, Inc.(a)	26,286	1,520,645
Endava PLC, ADR(a)	40,620	5,403,679
MongoDB, Inc.(a)	9,914	4,397,751
Total		11,322,075
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 12.4%
Avalara, Inc.(a)	30,690	3,053,962
Bill.com Holdings, Inc.(a)	23,752	5,386,716
Five9, Inc.(a)	39,690	4,381,776
HubSpot, Inc.(a)	9,393	4,461,111
Trade Desk, Inc. (The), Class A(a)	75,915	5,257,114
Voyager Digital Ltd.(a)	258,787	1,389,002
Workiva, Inc., Class A(a)	30,579	3,608,322
Total		27,538,003
Total Information Technology		42,192,486
Materials 1.9%
Chemicals 1.9%
Avient Corp.	86,200	4,137,600
Total Materials		4,137,600
Real Estate 2.9%
Real Estate Management & Development 2.9%
Colliers International Group, Inc.	33,829	4,411,302
FirstService Corp.	13,489	1,954,286
Total		6,365,588
Total Real Estate		6,365,588
Total Common Stocks (Cost $209,421,608)		220,155,265

Limited Partnerships 0.3%

Consumer Discretionary 0.3%
Hotels, Restaurants & Leisure 0.3%
Cedar Fair LP(a)	13,740	752,952
Total Consumer Discretionary		752,952
Total Limited Partnerships (Cost $359,665)		752,952

Securities Lending Collateral 0.7%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.194%(f),(g)	1,592,000	1,592,000
Total Securities Lending Collateral (Cost $1,592,000)		1,592,000

Columbia Acorn USA® | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2022 (Unaudited)
Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(f),(h)	789,975	789,659
Total Money Market Funds (Cost $789,659)		789,659
Total Investments in Securities (Cost: $212,162,932)		223,289,876
Obligation to Return Collateral for Securities Loaned		(1,592,000)
Other Assets & Liabilities, Net		(235,540)
Net Assets		221,462,336
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at March 31, 2022. The total market value of securities on loan at March 31, 2022 was $1,556,180.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2022, the total value of these securities amounted to $603,536, which represents 0.27% of total net assets.
(d)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At March 31, 2022, the total market value of these securities amounted to $603,536, which represents 0.27% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	1,139	993,179	603,536

(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(g)	Investment made with cash collateral received from securities lending activity.
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	8,759,126	17,034,303	(25,003,772)	2	789,659	(241)	1,267	789,975
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Acorn USA® | First Quarter Report 2022

Portfolio of Investments
Columbia Acorn International SelectSM, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Australia 2.5%
IDP Education Ltd.	390,359	9,135,997
Brazil 4.2%
TOTVS SA	2,023,405	15,537,683
Canada 1.9%
CCL Industries, Inc.	156,747	7,071,576
China 6.4%
NetEase, Inc., ADR	87,597	7,856,575
Shenzhou International Group Holdings Ltd.	647,000	8,541,708
Silergy Corp.	62,000	7,269,550
Total		23,667,833
Denmark 1.7%
SimCorp AS	84,242	6,177,511
Finland 2.0%
Valmet OYJ	241,094	7,483,185
Germany 4.0%
Nemetschek SE	153,582	14,749,072
Italy 4.7%
Amplifon SpA	212,945	9,477,090
Nexi SpA(a)	692,571	7,992,075
Total		17,469,165
Japan 13.2%
Daifuku Co., Ltd.	122,800	8,761,962
Hikari Tsushin, Inc.	74,600	8,480,986
Obic Co., Ltd.	52,400	7,848,311
Recruit Holdings Co., Ltd.	385,300	16,740,147
Sekisui Chemical Co., Ltd.	501,700	7,188,811
Total		49,020,217
Malta 0.0%
BGP Holdings PLC(a),(b),(c)	2,232,232	2
Netherlands 5.3%
IMCD NV	73,441	12,528,481
Koninklijke Philips NV	228,591	6,970,584
Total		19,499,065
Common Stocks (continued)
Issuer	Shares	Value ($)
New Zealand 2.7%
Fisher & Paykel Healthcare Corp., Ltd.	598,180	10,037,574
Singapore 2.1%
Mapletree Logistics Trust	5,886,100	7,998,760
South Korea 2.2%
Korea Investment Holdings Co., Ltd.	127,888	8,216,027
Sweden 10.1%
Hexagon AB, Class B	1,318,011	18,466,389
Sectra AB, Class B(a)	767,192	11,718,999
Sweco AB, Class B	502,344	7,303,407
Total		37,488,795
Switzerland 11.2%
Belimo Holding AG, Registered Shares	25,396	13,450,227
Lonza Group AG, Registered Shares	20,953	15,182,627
Partners Group Holding AG	10,305	12,759,678
Total		41,392,532
Taiwan 7.4%
Parade Technologies Ltd.	240,000	14,999,511
Voltronic Power Technology Corp.	246,852	12,457,511
Total		27,457,022
United Kingdom 16.7%
Dechra Pharmaceuticals PLC	278,865	14,805,531
Diploma PLC	237,345	8,148,241
Intermediate Capital Group PLC	461,769	10,720,927
Rentokil Initial PLC	2,131,311	14,681,493
Rightmove PLC	1,661,620	13,732,695
Total		62,088,887
Total Common Stocks (Cost $304,923,217)		364,490,903

Columbia Acorn International SelectSM | First Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, March 31, 2022 (Unaudited)
Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(d),(e)	4,925,931	4,923,961
Total Money Market Funds (Cost $4,923,961)		4,923,961
Total Investments in Securities (Cost $309,847,178)		369,414,864
Other Assets & Liabilities, Net		1,545,525
Net Assets		$370,960,389
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2022, the total value of these securities amounted to $2, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	4,210,604	20,300,702	(19,587,345)	—	4,923,961	(462)	1,091	4,925,931
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia Acorn International SelectSM | First Quarter Report 2022

Portfolio of Investments
Columbia Thermostat FundSM, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 8.8%
	Shares	Value ($)
International 0.9%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	1,198,845	16,963,657
U.S. Large Cap 5.9%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	859,079	28,401,164
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	1,075,380	28,379,273
Columbia Large Cap Index Fund, Institutional 3 Class(a)	978,660	56,409,939
Total		113,190,376
U.S. Mid Cap 1.0%
Columbia Select Mid Cap Value Fund, Institutional 3 Class(a)	1,398,382	19,045,969
U.S. Small Mid Cap 1.0%
Columbia Acorn® Fund, Institutional 3 Class(a)	1,425,667	18,661,984
Total Equity Funds (Cost $141,828,010)		167,861,986

Exchange-Traded Equity Funds 1.0%

U.S. Large Cap 1.0%
Columbia Research Enhanced Core ETF(a)	737,386	19,122,115
Total Exchange-Traded Equity Funds (Cost $15,223,942)		19,122,115

Exchange-Traded Fixed Income Funds 9.1%

Multisector 9.1%
Columbia Diversified Fixed Income Allocation ETF(a)	8,832,230	172,140,163
Total Exchange-Traded Fixed Income Funds (Cost $185,310,955)		172,140,163

Fixed Income Funds 81.0%
	Shares	Value ($)
Investment Grade 81.0%
Columbia Corporate Income Fund, Institutional 3 Class(a)	17,674,741	173,212,465
Columbia Quality Income Fund, Institutional 3 Class(a)	16,491,185	339,223,674
Columbia Short Term Bond Fund, Institutional 3 Class(a)	26,530,877	258,145,430
Columbia Total Return Bond Fund, Institutional 3 Class(a)	4,992,398	172,087,962
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	54,623,238	597,031,995
Total		1,539,701,526
Total Fixed Income Funds (Cost $1,654,443,056)		1,539,701,526

Money Market Funds 0.2%

Columbia Short-Term Cash Fund, 0.308%(a),(b)	3,707,182	3,705,699
Total Money Market Funds (Cost $3,705,699)		3,705,699
Total Investments in Securities (Cost: $2,000,511,662)		1,902,531,489
Other Assets & Liabilities, Net		(1,105,102)
Net Assets		1,901,426,387
Columbia Thermostat FundSM | First Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Acorn® Fund, Institutional 3 Class
	21,041,129	2,545,727	(1,648,823)	(3,276,049)	18,661,984	—	(394,507)	—	1,425,667
Columbia Contrarian Core Fund, Institutional 3 Class
	31,401,672	—	(2,095,276)	(905,232)	28,401,164	—	(14,862)	—	859,079
Columbia Corporate Income Fund, Institutional 3 Class
	186,858,848	4,537,238	(3,508,648)	(14,674,973)	173,212,465	—	(318,232)	1,175,441	17,674,741
Columbia Diversified Fixed Income Allocation ETF
	186,759,029	2,884,588	(1,561,914)	(15,941,540)	172,140,163	—	(74,083)	750,511	8,832,230
Columbia Emerging Markets Fund, Institutional 3 Class
	21,148,316	177,141	(609,155)	(3,752,645)	16,963,657	—	(94,840)	—	1,198,845
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	31,422,661	—	(1,993,677)	(1,049,711)	28,379,273	—	(31,352)	—	1,075,380
Columbia Large Cap Index Fund, Institutional 3 Class
	62,412,872	1,348,561	(4,608,207)	(2,743,287)	56,409,939	—	(147,654)	—	978,660
Columbia Quality Income Fund, Institutional 3 Class
	373,669,379	6,611,703	(17,595,502)	(23,461,906)	339,223,674	—	(998,335)	1,770,286	16,491,185
Columbia Research Enhanced Core ETF
	18,034,082	2,563,843	(830,347)	(645,463)	19,122,115	—	5,330	—	737,386
Columbia Select Mid Cap Value Fund, Institutional 3 Class
	21,178,767	39,359	(1,196,767)	(975,390)	19,045,969	—	435,455	39,359	1,398,382
Columbia Short Term Bond Fund, Institutional 3 Class
	280,062,035	3,525,212	(17,953,502)	(7,488,315)	258,145,430	—	(411,963)	1,074,599	26,530,877
Columbia Short-Term Cash Fund, 0.308%
	3,640,167	75,952,197	(75,886,665)	—	3,705,699	—	(2,094)	1,462	3,707,182
Columbia Total Return Bond Fund, Institutional 3 Class
	186,937,454	4,154,447	(5,257,918)	(13,746,021)	172,087,962	—	(289,433)	1,241,766	4,992,398
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	653,104,595	10,216,658	(30,559,862)	(35,729,396)	597,031,995	—	(1,437,892)	1,916,668	54,623,238
Total	2,077,671,006			(124,389,928)	1,902,531,489	—	(3,774,462)	7,970,092

(b)	The rate shown is the seven-day current annualized yield at March 31, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
14	Columbia Thermostat FundSM | First Quarter Report 2022

Portfolio of Investments
Columbia Acorn European FundSM, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Austria 1.3%
S&T AG(a)	106,060	1,981,847
Denmark 4.5%
ALK-Abello A/S(b)	196,780	4,338,007
SimCorp AS	33,319	2,443,300
Total		6,781,307
Finland 1.8%
Valmet OYJ	88,132	2,735,481
France 1.5%
Robertet SA	2,227	2,170,448
Germany 11.9%
Eckert & Ziegler Strahlen- und Medizintechnik AG	32,492	2,071,769
Hypoport SE(b)	7,724	2,915,699
Jenoptik AG	119,382	3,591,829
Nemetschek SE	49,033	4,708,828
Secunet Security Networks AG	2,003	926,086
Washtec AG	68,619	3,629,147
Total		17,843,358
Greece 0.7%
JUMBO SA	72,460	1,079,600
Italy 10.9%
Amplifon SpA	116,831	5,199,549
Carel Industries SpA	160,269	4,090,995
GVS SpA	139,567	1,262,496
Intercos SpA(b)	127,066	1,751,450
Nexi SpA(b)	359,411	4,147,502
Total		16,451,992
Malta 1.0%
Kindred Group PLC	143,487	1,565,526
Netherlands 5.2%
Argenx SE(b)	4,948	1,548,087
BE Semiconductor Industries NV	18,890	1,610,247
IMCD NV	27,365	4,668,262
Total		7,826,596
Common Stocks (continued)
Issuer	Shares	Value ($)
Russian Federation —%
TCS Group Holding PLC GDR(b),(c),(d),(e)	17,858	0
Spain 3.0%
Befesa SA	27,953	2,196,934
Vidrala SA	32,875	2,306,782
Total		4,503,716
Sweden 17.2%
AddTech AB, B Shares	268,878	5,162,006
Dometic Group AB	298,540	2,568,954
Dustin Group AB	289,415	2,479,137
Hexagon AB, Class B	403,845	5,658,192
Munters Group AB	538,426	3,335,517
Sectra AB, Class B(b)	283,929	4,337,068
Sweco AB, Class B	159,700	2,321,823
Total		25,862,697
Switzerland 8.1%
Belimo Holding AG, Registered Shares	7,575	4,011,871
Inficon Holding AG	1,939	2,222,615
Kardex Energy AG	10,407	2,396,608
Montana Aerospace AG(b),(c)	64,935	1,142,227
Partners Group Holding AG	1,935	2,395,922
Total		12,169,243
United Kingdom 28.6%
Abcam PLC(b)	196,324	3,548,572
Auto Trader Group PLC	447,445	3,693,785
Dechra Pharmaceuticals PLC	102,126	5,422,085
Diploma PLC	133,251	4,574,612
Genus PLC	59,108	2,191,205
Halma PLC	66,871	2,187,826
Intermediate Capital Group PLC	212,728	4,938,923
Rentokil Initial PLC	678,256	4,672,153
Rightmove PLC	603,214	4,985,348
Safestore Holdings PLC	169,780	2,988,622
Spirax-Sarco Engineering PLC	23,430	3,830,355
Total		43,033,486
Columbia Acorn European FundSM | First Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 3.0%
Inter Parfums, Inc.	51,626	4,545,669
Total Common Stocks (Cost $118,477,927)		148,550,966

Securities Lending Collateral 0.6%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.194%(f),(g)	879,673	879,673
Total Securities Lending Collateral (Cost $879,673)		879,673

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(f),(h)	433,820	433,647
Total Money Market Funds (Cost $433,647)		433,647
Total Investments in Securities (Cost $119,791,247)		149,864,286
Obligation to Return Collateral for Securities Loaned		(879,673)
Other Assets & Liabilities, Net		1,552,566
Net Assets		$150,537,179

Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at March 31, 2022. The total market value of securities on loan at March 31, 2022 was $836,760.
(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $1,142,227, which represents 0.76% of total net assets.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(g)	Investment made with cash collateral received from securities lending activity.
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	2,948,499	38,254,355	(40,769,207)	—	433,647	(220)	1,069	433,820
Abbreviation Legend
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
16	Columbia Acorn European FundSM | First Quarter Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT110_12_M01_(05/22)